UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2001

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Slater Capital Management, L.L.C.
Address:	153 E 53rd Street, 26th Floor
		New York, NY  10022

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Steven L. Martin
Title:	Manager
Phone:	(212) 521-5110

Signature, Place and Date of Signing:

	Steven L. Martin	New York, NY		February 13, 2002
		[Signature]			[City, State]		[Date]

Report Type (Check only one.):

 X	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number		Name
	29-________________		________________________________________
	[Repeat as necessary.]

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		47

Form 13F Information Table Value Total:		$112,372,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.		Form 13F File Number		Name

	____		28-___________				NONE

	[Repeat as necessary.]
<Page


NAME OF ISSUER			TITLE OF		CUSIP		VALUE		SHARES		INV.		OTHER	VOTING AUTH
					CLASS					X1000					DISC		MGR	SOLE SHR NONE


ALBERTO CULVER CO-CL A          Common         013068200     5312       SH  135,900       sole             135,900
AFC ENTERPRISES INC             Common         00104Q107     2686       SH   94,600       sole              94,600
ALLOY ONLINE INC                Common         019855105     1959       SH   91,000       sole              91,000
AMAZON COM INC                  Common         023135106      378       SH   34,900       sole              34,900
BOMBAY CO  INC                  Common         097924104      617       SH  270,800       sole             270,800
BOSTON COMMUNICATIONS GROUP INC Common         100582105     1052       SH   92,700       sole              92,700
BEBE STORES INC                 Common         075571109     1763       SH   94,500       sole              94,500
CANDIES INC                     Common         137409108      705       SH  374,500       sole             374,500
CKE RESTAURANTS INC             Common         12561E105      136       SH   15,000       sole              15,000
COSTCO WHOLESALE CORP-NEW       Common         22160K105     1198       SH   27,000       sole              27,000
ELLET BROTHERS INC              Common         288398100      442       SH  147,200       sole             147,200
FOSSIL INC                      Common         349882100     6521       SH  310,510       sole             310,510
GADZOOKS INC                    Common         362553109     2640       SH  192,135       sole             192,135
GENESCO INC                     Common         371532102     9436       SH  454,550       sole             454,550
GLOBAL SPORTS INC               Common         37937A107     1784       SH   89,442       sole              89,442
GUITAR CENTER INC               Common         402040109      647       SH   47,400       sole              47,400
HOME DEPOT INC                  Common         437076102     2678       SH   52,500       sole              52,500
INTIMATE BRANDS INC-CL A        Common         461156101     1932       SH  130,000       sole             130,000
INTL FLAVORS & FRAGRANCES INC   Common         459506101     5568       SH  187,400       sole             187,400
JONES APPAREL GROUP INC         Common         480074103     2985       SH   90,000       sole              90,000
K-SWISS INC-CL A                Common         482686102     7500       SH  225,550       sole             225,550
LOEHMANNS INC                   Common         540411501     1430       SH  150,500       sole             150,500
LINENS N THINGS INC             Common         535679104     1084       SH   42,500       sole              42,500
MAIN STREET AND MAIN INC        Common         560345308     1007       SH  203,900       sole             203,900
MIKOHN GAMING CORP              Common         59862K108      336       SH   42,000       sole              42,000
NBTY INC                        Common         628782104     3494       SH  298,600       sole             298,600
NIKE INC  CL B                  Common         654106103     4865       SH   86,500       sole              86,500
OFFICEMAX INC                   Common         67622M108      810       SH  180,000       sole             180,000
PARTY CITY CORP                 Common         702145103     1559       SH  207,600       sole             207,600
ELLIS PERRY INTL INC            Common         288853104     2111       SH  222,200       sole             222,200
PATHMARK STORES INC NEW         Common         70322A101     4427       SH  179,525       sole             179,525
PANTRY INC DEL                  Common         698657103     1528       SH  280,300       sole             280,300
PHILLIPS VAN HEUSEN CORP        Common         718592108     3392       SH  311,200       sole             311,200
PAPA JOHNS INTERNATIONAL INC    Common         698813102      802       SH   29,200       sole              29,200
PUT LANDS END INC JAN 40.00     Common         515086106     1003      PUT   20,000       sole              20,000
CALL NBTY INC MAR 10.00         Common         628782104      246     CALL   21,000       sole              21,000
REEBOK INTERNATIONAL LTD        Common         758110100     2253       SH   85,000       sole              85,000
ROSS STORES INC                 Common         778296103     3947       SH  123,050       sole             123,050
RAYOVAC CORP                    Common         755081106     3224       SH  183,200       sole             183,200
SHUFFLE MASTER INC              Common         825549108      3154       SH  201,250       sole             201,250
STEIN MART INC                  Common         858375108      1599       SH  191,300       sole             191,300
TUESDAY MORNING CORP            Common         899035505      3566       SH  197,150       sole             197,150
VALUEVISION INTL INC            Common         92047K107       411       SH   21,000       sole              21,000
WET SEAL INC-CL A               Common         961840105      2268       SH   96,300       sole              96,300
WOLVERINE WORLD WIDE INC W/RTS  Common         978097103      1389       SH   92,300       sole              92,300
FOOT LOCKER INC                 Common         344849104      4099       SH  261,910       sole             261,910
QUIKSILVER   INC                Common         74838C106       430       SH   25,000       sole              25,000




NJK\4839\004\1176993.01